Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
Employee Director Awards Number of Shares [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | shares
Granted | shares	4,935
Vested | shares	(4,935)
Forfeited | shares
Non-vested restricted stock at December 31, 2020 | shares
Employee Director Awards Weighted- Average Fair Value [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | $ / shares
Granted | $ / shares	20.26
Vested | $ / shares	20.26
Forfeited | $ / shares
Non-vested restricted stock at December 31, 2020 | $ / shares
Non-Employee Director Awards Number of Shares [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | shares
Granted | shares	39,480
Vested | shares	(39,480)
Forfeited | shares
Non-vested restricted stock at December 31, 2020 | shares
Non-Employee Director Awards Weighted- Average Fair Value [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | $ / shares
Granted | $ / shares	20.26
Vested | $ / shares	20.26
Forfeited | $ / shares
Non-vested restricted stock at December 31, 2020 | $ / shares
Employee Awards Number of Shares [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | shares
Granted | shares	400,000
Vested | shares
Forfeited | shares
Non-vested restricted stock at December 31, 2020 | shares	400,000
Employee Awards Weighted-Average Fair Value [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | $ / shares
Granted | $ / shares	24.28
Vested | $ / shares
Forfeited | $ / shares
Non-vested restricted stock at December 31, 2020 | $ / shares	$ 24.28
Employee Awards Weighted-Average Fair Value [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | shares
Granted | shares	200,000
Vested | shares	(100,000)
Forfeited | shares
Non-vested restricted stock at December 31, 2020 | shares	100,000
Consultant (Non-Employee) Awards Weighted-Average Fair Value [Member]
Equity Incentive Plan (Details) - Schedule of restricted stock activity under the plan [Line Items]
Balance at December 31, 2019 | $ / shares
Granted | $ / shares	24.69
Vested | $ / shares	24.69
Forfeited | $ / shares
Non-vested restricted stock at December 31, 2020 | $ / shares	$ 24.69